UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21552

                                 J.P. Morgan Access Multi-Strategy Fund, L.L.C.

    (Exact name of registrant as specified in charter)

270 Park Avenue

                                                 New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah Greenhill, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                                     New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

June 30, 2018

(Unaudited)

Investment Funds (f)	Cost ($)	Value ($)	% of Members’ Capital	Liquidity (e)

Event Driven
HG Vora Special Opportunities Fund, L.P (b)	16,400,000	17,276,953	4.60	Quarterly
Magnetar PRA Fund, Ltd (b)	10,950,000	11,192,930	2.98	Monthly
Strategic Value Restructuring Fund, LP	10,477	7,026	0.00 (a)	In Liquidation**
Third Point Partners Qualified L.P. (b)	13,552,319	16,732,787	4.46	Quarterly
ValueAct Capital Partners, L.P.	165,490	243,707	0.06	Side Pocket*
Varde Credit Partners Offshore, Ltd. (b)	23,046,751	23,318,566	6.21	Quarterly
York European Opportunities Fund L.P. (b)	19,123,298	19,675,268	5.24	Quarterly

Total	83,248,335	88,447,237	23.55

Long/Short Equities
Coatue Qualified Partners, L.P. (b)	15,623,180	21,837,025	5.81	Quarterly
Glenview Institutional Partners, L.P. (b)	13,487,913	13,519,398	3.60	Quarterly/Side Pocket*
Highline Capital Partners QP, LP (b)	10,561,017	10,921,429	2.91	Quarterly
Lakewood Capital Partners, L.P. (b)	19,153,683	19,942,133	5.31	Quarterly

Total	58,825,793	66,219,985	17.63

Opportunistic/Macro
Brevan Howard L.P. (b)	332,654	789,127	0.21	Monthly
Caxton Global Investments (USA) (b)	15,065,360	14,409,917	3.83	Quarterly
D.E. Shaw Oculus Fund, L.L.C. (b)	11,134,720	12,613,343	3.36	Quarterly
Fort Global Contrarian, L.P. (b)	10,826,835	11,220,823	2.99	Daily
NWI Emerging Market Fixed Income Fund LP (b)	15,600,998	15,567,177	4.14	Quarterly
Winton Diversified Futures Fund (US) L.P.	9,663,000	9,980,024	2.66	Monthly

Total	62,623,567	64,580,411	17.19

Relative Value
Blue Mountain Credit Alternatives Fund L.P. (b)	7,472,114	8,331,466	2.22	Quarterly
D.E. Shaw Composite Fund, L.L.C.	25,229,979	29,665,763	7.90	Quarterly
Field Street Partners, L.P. (b)	15,500,000	14,459,751	3.85	Monthly
King Street Capital, L.P. (b)	624,787	672,403	0.18	Side Pocket*
Magnetar Capital Fund, LP	10,277	10,713	0.00 (a)	In Liquidation**
Magnetar Risk Linked Fund (US), Ltd.	116,513	117,367	0.03	Side Pocket*
Magnetar SPV LLC	325	406	0.00 (a)	In Liquidation**
Renaissance Institutional Diversified Global Equities Onshore Fund L.P. (b)	8,250,000	8,348,076	2.22	Monthly
Tricadia Credit Strategies L.P. (b)	14,064,378	14,541,071	3.87	Quarterly
Two Sigma Spectrum U.S. Fund, LP (b)	25,512,994	28,692,889	7.64	Quarterly
Waterfall Victoria Fund, L.P.	1,309	50,664	0.02	Side Pocket*

Total	96,782,676	104,890,569	27.93

Total Investments in Investment Funds	301,480,371	324,138,202	86.30

Registered Investment Companies
Equity Funds
AQR Long-Short Equity Fund	2,000,000	1,737,415	0.46	Daily
Chilton Strategic European Equities Fund (f)	7,918,669	7,844,440	2.09	Daily
Diamond Hill Long-Short Fund	10,000,000	9,589,800	2.55	Daily
PIMCO Mortgage Opportunities Fund	12,414,782	12,369,961	3.30	Daily

Total Investments in Registered Investment Companies	32,333,451	31,541,616	8.40

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2018

(Unaudited)

Short-Term Investment	Cost ($)	Value ($)	% of Members’ Capital	Liquidity

Investment Company
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.01% (c),(d)	6,829,215	6,829,215	1.82	Daily

Total Short-Term Investment	6,829,215	6,829,215	1.82

Total Investments	340,643,037†	362,509,033	96.52

Other Assets, less Liabilities		13,088,721	3.48

Members’ Capital		375,597,754	100.00

(a)	Amount rounds to less than 0.005%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit. The aggregate value of collateral pledged for the line of credit is $284,062,532.
(c)

Investment in affiliate. The Fund holds 6,829,215 shares in the JPMorgan U.S. Government Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of June 30, 2018.
(e)	Certain funds (except registered investment companies and short-term investment) may be subject to an initial lock-up period.
(f)	Non-income producing investments.
*	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
**

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund, L.L.C.’ delayed receipt of redemption proceeds.

†	Aggregate cost for U.S. federal income tax purposes is substantially the same.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2018

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Event Driven	24.40%
Long/Short Equities	18.27%
Opportunistic/Macro	17.81%
Relative Value	28.93%
Equity Funds	8.70%
Short-Term Investment	1.89%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments June 30, 2018 (Unaudited)

1.  Valuation of Investments

The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”), a corporation formed under the laws of the State of Delaware and an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, the NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments June 30, 2018 (Unaudited) (continued)

Investments in affiliated and non-affiliated investment companies are valued at such fund’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investments in affiliated and non-affiliated investment companies, as disclosed on the Schedule of Investments, are designated as Level 1.

As of June 30, 2018, Investment Funds with a fair value of $324,138,204 have not been categorized in the fair value hierarchy as the Investment Funds were measured using the NAV per share as a practical expedient.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)*    /s/ Brian S. Shlissel

Brian S. Shlissel, Principal Executive Officer

(principal executive officer)

Date    8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Brian S. Shlissel

Brian S. Shlissel, Principal Executive Officer

(principal executive officer)

Date    8/29/2018

By (Signature and Title)*    /s/ Timothy J. Clemens

Timothy J. Clemens, Principal Financial Officer

(principal financial officer)

Date    8/29/2018

* Print the name and title of each signing officer under his or her signature.